Leases-Group as Lessee - Summary of Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Right-of-use assets	$ 14,035		$ 16,580
Depreciation expense of right-of-use-assets	$ 3,012	$ 2,792